Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of Sales [Abstract]
Schedule of Cost on Sales

An analysis of cost of sales is set out below:

	Years ended December 31,
	2025	2024
Subcontracting charges	$395,096	$853,092
Depreciation and amortization	172,318	83,944
Salaries	77,581	197,890
	$644,995	$1,134,926